Pension and Postretirement Benefit Plans and Defined Contribution Plans - Healthcare Cost Trend Rate Assumptions (Details) - Postretirement Benefits Plan [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year (up to age 65)	5.80%	6.10%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.50%	7.00%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%